NET LOSS PER SHARE - Weighted-average numbers of senior convertible preferred shares, convertible notes and options granted excluded from the calculation of diluted net loss per share (Details) - shares
	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	257,861,901	245,389,524	230,262,825	257,295,925
Senior convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share		240,274,690
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	253,165,870		223,300,971	253,165,870
Outstanding weighted average share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	4,662,702	5,114,834	6,961,854	4,096,724
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	33,329			33,331